CASH AND CASH EQUIVALENTS (Details 1) ¥ in Thousands, $ in Thousands	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	$ 7,600	¥ 50,915	¥ 58,359
R M B [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	4,662	31,228	37,333
U S [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	2,838	19,015	20,011
H K [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	$ 100	¥ 672	¥ 1,015